SCHEDULE OF BASIC AND DILUTED NET INCOME (LOSS) PER COMMON SHARE (Details) - USD ($)	2 Months Ended		3 Months Ended		12 Months Ended
	Dec. 31, 2021		Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022
Common Class A [Member]
Allocation of net loss			$ 76,421	$ (180,478)	$ 315,560
Basic and diluted weighted average shares outstanding			5,762,364	8,167,506	12,558,058
Basic and diluted net loss per common share			$ 0.01	$ (0.02)	$ 0.03
Common Class B [Member]
Allocation of net loss	$ (4,381)		$ 43,848	$ (73,058)	$ 83,079
Basic and diluted weighted average shares outstanding	2,875,000	[1],[2]	3,306,250	3,306,250	3,306,250
Basic and diluted net loss per common share	$ (0.00)		$ 0.01	$ (0.02)	$ 0.03

[1]	Excludes an aggregate of up to 431,250 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. The underwriters exercised the over-allotment option in full on February 7, 2022. As such, the Class B common stock is no longer subject to forfeiture (see Notes 5 and 6).
[2]	On January 26, 2022, the Sponsor surrendered and forfeited 1,006,250 founder shares for no consideration following which the Sponsor holds 3,306,250 founder shares. All share amounts have been retroactively restated to reflect this surrender (see Note 5).